Quarterly Holdings Report
for
Fidelity® SAI Emerging Markets Value Index Fund
July 31, 2024

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
EMV-NPRT3-0924
1.9898213.104
Common Stocks - 96.1%
	Shares	Value ($)
Brazil - 2.1%
Banco do Brasil SA	9,767,000	45,846,353
Vale SA	5,994,900	65,321,055
TOTAL BRAZIL		111,167,408
Chile - 0.2%
Cencosud SA	4,458,874	8,241,964
China - 19.1%
Agricultural Bank of China Ltd. (H Shares)	106,383,000	47,657,449
Alibaba Group Holding Ltd.	8,439,300	83,044,608
Anhui Conch Cement Co. Ltd. (H Shares)	4,031,000	9,844,228
Baidu, Inc. Class A (a)	3,039,550	33,701,341
Bank of China Ltd. (H Shares)	163,361,000	72,764,264
Bank of Communications Co. Ltd. (H Shares)	72,798,000	52,924,687
Brilliance China Automotive Holdings Ltd.	9,254,000	4,524,633
China CITIC Bank Corp. Ltd. (H Shares)	31,418,000	18,819,796
China Construction Bank Corp. (H Shares)	138,673,000	97,088,938
China Galaxy Securities Co. Ltd. (H Shares)	11,825,000	6,054,129
China Merchants Bank Co. Ltd. (H Shares)	5,098,500	21,208,810
China Minsheng Banking Corp. Ltd. (H Shares)	22,747,500	8,064,992
China National Building Materials Co. Ltd. (H Shares)	15,773,500	5,228,996
China Overseas Land and Investment Ltd.	12,684,000	20,553,248
China Railway Group Ltd. (H Shares)	14,561,000	7,100,790
China Resources Land Ltd.	2,775,000	8,329,067
China State Construction International Holdings Ltd.	6,009,400	8,399,323
China Tower Corp. Ltd. (H Shares) (b)	159,056,000	19,543,926
CITIC Pacific Ltd.	21,814,000	20,130,802
COSCO SHIPPING Holdings Co. Ltd. (H Shares)	11,434,800	16,304,380
Geely Automobile Holdings Ltd.	17,835,000	18,170,911
Hengan International Group Co. Ltd.	2,218,000	6,926,947
Industrial & Commercial Bank of China Ltd. (H Shares)	138,717,000	77,056,616
JD.com, Inc. Class A	5,005,350	65,998,551
Kunlun Energy Co. Ltd.	13,576,000	13,171,388
Lenovo Group Ltd.	21,916,000	28,275,633
Longfor Properties Co. Ltd. (b)	5,841,620	7,596,570
PDD Holdings, Inc. ADR (a)	124,542	16,052,218
People's Insurance Co. of China Group Ltd. (H Shares)	27,957,000	9,411,023
Postal Savings Bank of China Co. Ltd. (H Shares) (b)	25,718,000	13,759,542
Qifu Technology, Inc. ADR	440,278	8,942,046
Sinopharm Group Co. Ltd. (H Shares)	4,643,600	10,912,343
Tencent Holdings Ltd.	3,207,500	148,014,754
Vipshop Holdings Ltd. ADR	931,403	12,704,337
Yangzijiang Shipbuilding Holdings Ltd.	9,352,500	18,821,145
TOTAL CHINA		1,017,102,431
Czech Republic - 0.1%
CEZ A/S	160,676	6,187,450
Egypt - 0.0%
Commercial International Bank SAE	1,572,299	2,696,804
Greece - 0.5%
Eurobank Ergasias Services and Holdings SA	5,097,003	11,683,378
National Bank of Greece SA	1,738,171	15,256,010
TOTAL GREECE		26,939,388
Hong Kong - 0.5%
Orient Overseas International Ltd.	457,200	6,454,643
WH Group Ltd. (b)	27,086,000	17,611,612
TOTAL HONG KONG		24,066,255
Hungary - 0.2%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	1,559,837	12,158,159
OTP Bank PLC	3,661	187,473
TOTAL HUNGARY		12,345,632
India - 23.2%
Apollo Tyres Ltd.	1,120,961	7,439,799
Aurobindo Pharma Ltd.	936,244	16,036,661
Bank of Baroda	3,579,467	10,843,851
Britannia Industries Ltd.	178,687	12,344,837
Canara Bank Ltd.	6,278,559	8,601,844
Cipla Ltd./India	1,800,469	33,208,376
Dr. Reddy's Laboratories Ltd.	405,217	32,670,360
Federal Bank Ltd.	6,124,340	14,730,840
GAIL India Ltd.	8,357,787	24,053,850
HCL Technologies Ltd.	3,159,556	61,985,227
HDFC Bank Ltd.	1,359,330	26,268,343
Hero Motocorp Ltd.	442,857	29,029,767
Hindalco Industries Ltd.	4,978,920	39,818,135
IDFC Ltd.	4,596,042	6,184,756
Indus Towers Ltd. (a)	2,847,657	14,731,817
Infosys Ltd.	2,773,607	61,504,911
ITC Ltd.	10,365,315	61,323,226
LIC Housing Finance Ltd.	1,047,047	9,594,744
Mahindra & Mahindra Ltd.	2,198,057	76,336,774
MakeMyTrip Ltd. (a)(c)	194,542	18,207,186
Maruti Suzuki India Ltd.	305,750	47,895,154
NMDC Ltd.	3,804,735	10,979,173
NTPC Ltd.	13,692,590	68,031,376
Oil & Natural Gas Corp. Ltd.	13,497,082	53,873,681
Oil India Ltd.	1,857,760	12,814,732
Power Finance Corp. Ltd.	5,025,356	33,419,225
REC Ltd.	4,283,238	32,957,704
Reliance Industries Ltd.	966,358	34,750,214
State Bank of India	6,084,071	63,392,846
Sun Pharmaceutical Industries Ltd.	2,491,248	51,157,767
Tata Motors Ltd.	5,986,375	82,698,227
Tata Steel Ltd.	26,850,444	53,019,235
Tech Mahindra Ltd.	2,162,186	40,140,812
Union Bank of India Ltd.	5,130,723	8,260,356
UPL Ltd.	1,747,710	11,940,807
Vedanta Ltd.	4,054,522	21,827,586
Wipro Ltd.	4,882,399	30,468,527
WNS Holdings Ltd. (c)	149,652	8,916,266
TOTAL INDIA		1,231,458,992
Indonesia - 1.4%
PT Adaro Energy Indonesia Tbk	48,707,500	9,645,643
PT Astra International Tbk	70,053,200	20,335,246
PT Bank Negara Indonesia (Persero) Tbk	15,353,800	4,693,013
PT Telkom Indonesia Persero Tbk	164,562,800	29,227,082
PT United Tractors Tbk	5,163,800	8,193,483
TOTAL INDONESIA		72,094,467
Korea (South) - 12.9%
CJ CheilJedang Corp.	26,864	7,579,947
Db Insurance Co. Ltd.	171,522	13,836,560
Doosan Bobcat, Inc.	187,347	5,634,949
Hana Financial Group, Inc.	996,524	47,069,334
Hankook Tire Co. Ltd.	257,224	8,384,535
HMM Co. Ltd.	989,360	13,145,338
Hyundai Glovis Co. Ltd.	153,144	13,583,831
Hyundai Mobis	217,165	34,957,827
Hyundai Motor Co. Ltd.	264,149	48,016,923
Hyundai Steel Co.	295,583	5,966,513
Industrial Bank of Korea	1,103,965	11,283,124
KB Financial Group, Inc.	859,260	55,830,045
Kia Corp.	755,539	61,831,319
Korea Investment Holdings Co. Ltd.	157,307	8,406,305
Korean Air Lines Co. Ltd.	637,187	9,884,890
LG Corp.	386,523	24,464,731
LG Electronics, Inc.	262,417	19,923,761
Samsung Electronics Co. Ltd.	3,118,480	191,007,725
Shinhan Financial Group Co. Ltd.	1,669,284	73,789,722
SK Hynix, Inc.	14,929	2,120,897
Woori Financial Group, Inc.	2,316,172	26,614,698
TOTAL KOREA (SOUTH)		683,332,974
Kuwait - 0.8%
Mobile Telecommunication Co.	7,188,488	10,708,011
National Bank of Kuwait	10,137,310	30,035,245
TOTAL KUWAIT		40,743,256
Malaysia - 1.6%
AMMB Holdings Bhd	7,456,194	7,319,063
Genting Bhd	7,647,986	7,873,539
Kuala Lumpur Kepong Bhd	1,916,014	8,790,853
PPB Group Bhd	2,461,802	7,940,778
RHB Bank Bhd	6,798,505	8,449,116
SD Guthrie Bhd	12,729,390	12,384,454
Telekom Malaysia Bhd	5,355,850	8,124,992
Tenaga Nasional Bhd	7,867,441	24,110,038
TOTAL MALAYSIA		84,992,833
Mexico - 1.9%
Alfa SA de CV Series A	10,839,938	6,231,321
America Movil S.A.B. de CV Series L	58,784,315	49,094,731
CEMEX S.A.B. de CV unit	31,902,492	20,616,500
Fibra Uno Administracion SA de CV	9,752,143	12,394,973
Promotora y Operadora de Infraestructura S.A.B. de CV	657,765	6,177,646
Ternium SA sponsored ADR	169,852	5,890,467
TOTAL MEXICO		100,405,638
Peru - 0.2%
Credicorp Ltd. (United States)	64,757	11,050,134
Philippines - 0.5%
Ayala Corp.	858,039	8,626,723
Metropolitan Bank & Trust Co.	6,225,990	7,332,228
PLDT, Inc.	292,372	7,593,102
SM Investments Corp.	128,040	1,992,977
TOTAL PHILIPPINES		25,545,030
Poland - 1.0%
Bank Polska Kasa Opieki SA	505,973	20,475,331
Orlen SA	2,008,952	32,777,184
TOTAL POLAND		53,252,515
Qatar - 0.8%
Industries Qatar QSC	5,292,531	19,027,528
Ooredoo QSC	2,660,539	7,635,988
Qatar Navigation QPSC	3,499,609	11,389,829
The Commercial Bank of Qatar	4,548,714	5,220,839
TOTAL QATAR		43,274,184
Russia - 0.0%
Gazprom OAO (a)(d)	9,889,350	1,132,794
Inter Rao Ues JSC (a)(d)	63,735,100	384,654
Magnit OJSC (a)(d)	135,409	3,046
Sberbank of Russia (a)(d)	440,500	2,965
Surgutneftegas OJSC (a)(d)	29,672,400	397,461
VK Co. Ltd. GDR (Reg. S) (a)(d)	217,763	2
VTB Bank OJSC (a)(d)	1,815,144	379,039
TOTAL RUSSIA		2,299,961
Saudi Arabia - 3.1%
Almarai Co. Ltd.	783,989	12,621,055
Banque Saudi Fransi	1,458,269	14,380,968
Etihad Etisalat Co.	1,305,780	18,097,647
Riyad Bank	2,729,014	19,966,266
Sabic Agriculture-Nutrients Co.	308,178	9,659,568
Sahara International Petrochemical Co.	1,224,776	9,319,906
Saudi Electricity Co.	2,739,818	12,472,638
Saudi Telecom Co.	5,629,074	57,762,560
The Savola Group (a)	905,531	11,017,748
TOTAL SAUDI ARABIA		165,298,356
South Africa - 2.8%
Absa Group Ltd.	2,878,660	25,257,920
Aspen Pharmacare Holdings Ltd.	1,232,994	17,051,029
Bidvest Group Ltd./The	742,084	11,137,881
Exxaro Resources Ltd.	834,148	8,925,212
Impala Platinum Holdings Ltd.	3,035,976	15,596,451
MTN Group Ltd.	5,803,840	25,210,256
Nedbank Group Ltd.	926,419	14,144,135
Sasol Ltd.	1,997,749	16,199,263
Vodacom Group Ltd.	2,373,052	13,319,060
TOTAL SOUTH AFRICA		146,841,207
Taiwan - 19.8%
Acer, Inc.	10,146,000	13,754,574
ASE Technology Holding Co. Ltd.	11,646,000	54,590,649
ASUSTeK Computer, Inc.	2,416,000	34,029,241
Catcher Technology Co. Ltd.	2,355,000	15,406,981
Cathay Financial Holding Co. Ltd.	8,311,123	15,983,859
Cheng Shin Rubber Industry Co. Ltd.	1,510,000	2,234,639
China Airlines Ltd.	10,052,000	7,102,004
Compal Electronics, Inc.	14,337,000	13,952,065
EVA Airways Corp.	9,343,000	9,889,808
Evergreen Marine Corp. (Taiwan)	3,515,300	18,338,010
Far Eastern New Century Corp.	13,152,900	13,742,473
Hon Hai Precision Industry Co. Ltd. (Foxconn)	17,660,000	108,816,090
Innolux Corp.	31,419,700	14,841,870
Largan Precision Co. Ltd.	346,000	30,150,230
Novatek Microelectronics Corp.	1,884,000	30,517,093
Pegatron Corp.	7,100,000	22,028,610
Pou Chen Corp.	8,668,000	9,609,770
Powertech Technology, Inc.	2,406,000	12,151,248
Radiant Opto-Electronics Corp.	1,585,000	8,693,916
Simplo Technology Co. Ltd.	640,000	7,064,450
Sino-American Silicon Products, Inc.	1,898,000	11,230,323
Taiwan Semiconductor Manufacturing Co. Ltd.	14,959,000	438,280,430
Tripod Technology Corp.	1,564,000	9,640,277
Uni-President Enterprises Corp.	16,269,000	41,992,496
United Microelectronics Corp.	38,611,000	61,779,664
Yageo Corp.	1,139,000	27,896,708
Yang Ming Marine Transport Corp.	6,043,000	11,761,640
Zhen Ding Technology Holding Ltd.	2,196,400	9,303,654
TOTAL TAIWAN		1,054,782,772
Thailand - 1.1%
Bangkok Bank PCL:
(For. Reg.)	400	1,542
NVDR	1,951,500	7,521,077
Charoen Pokphand Foods PCL NVDR (a)	10,785,500	7,281,862
Kasikornbank PCL:
(For. Reg.)	7,700	28,484
NVDR	3,856,900	14,267,736
PTT Exploration and Production PCL NVDR	3,305,800	13,670,514
SCB X PCL NVDR	2,017,200	5,844,900
Thai Beverage PCL	29,567,400	11,170,447
TOTAL THAILAND		59,786,562
Turkey - 0.7%
Koc Holding A/S	4,304,673	27,958,879
Turk Hava Yollari AO (a)	1,278,523	11,166,603
Turkiye Is Bankasi A/S Series C	820	371
TOTAL TURKEY		39,125,853
United Arab Emirates - 1.4%
Emaar Properties PJSC	8,784,675	20,640,560
Emirates NBD Bank PJSC	8,525,762	44,335,494
Multiply Group (a)	12,597,562	7,888,589
TOTAL UNITED ARAB EMIRATES		72,864,643
United States of America - 0.2%
JBS SA (a)	2,195,300	13,087,615
TOTAL COMMON STOCKS (Cost $4,470,657,677)		5,108,984,324

Nonconvertible Preferred Stocks - 2.5%
	Shares	Value ($)
Brazil - 2.2%
Companhia Energetica de Minas Gerais (CEMIG) (PN)	8,048,630	15,453,643
Gerdau SA	4,730,568	15,271,903
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	12,868,600	85,113,430
TOTAL BRAZIL		115,838,976
Chile - 0.2%
Sociedad Quimica y Minera de Chile SA (PN-B)	283,378	10,743,919
Colombia - 0.1%
Bancolombia SA (PN)	676,741	5,663,168
Russia - 0.0%
AK Transneft OAO (a)(d)	279,200	886,858
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $130,531,206)		133,132,921

Government Obligations - 0.1%
	Principal Amount (e)	Value ($)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 5.31% 8/22/24 (f) (Cost $2,673,799)	2,682,000	2,673,747

Money Market Funds - 1.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (g)	75,106,729	75,121,751
Fidelity Securities Lending Cash Central Fund 5.39% (g)(h)	25,444,231	25,446,775
TOTAL MONEY MARKET FUNDS (Cost $100,568,526)		100,568,526

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $4,704,431,208)	5,345,359,518
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(29,390,856)
NET ASSETS - 100.0%	5,315,968,662

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI Emerging Markets Index Contracts (United States)	1,360	Sep 2024	74,562,000	383,937	383,937

The notional amount of futures purchased as a percentage of Net Assets is 1.4%

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $58,511,650 or 1.1% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,128,430.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	38,494,181	928,424,097	891,796,158	2,593,757	(369)	-	75,121,751	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	3,000,000	169,309,483	146,862,708	105,029	-	-	25,446,775	0.1%
Total	41,494,181	1,097,733,580	1,038,658,866	2,698,786	(369)	-	100,568,526

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Government Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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